CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022		$ 95		$ 10,293,159	$ (5,991,546)	$ 4,301,708
Beginning balance, shares at Dec. 31, 2022		9,514,743
Warrants converted to common stock		$ 1		389,999		390,000
Warrants converted to common stock, shares		100,000
Placement agent fee				(315,000)		(315,000)
Restricted stock awards vested		$ 3		243,997		244,000
Restricted stock awards vested, shares		303,547
Notes payable converted to common stock		$ 106		5,604,846		5,604,952
Notes payable converted to common stock, shares		10,622,119
Compensation for vested stock options				1,035,273		1,035,273
Adjustment to liabilities assumed in merger with Mana				74,025		74,025
Net loss					(8,376,834)	(8,376,834)
Ending balance, value at Dec. 31, 2023		$ 205		17,326,299	(14,368,380)	2,958,124
Ending balance, shares at Dec. 31, 2023		20,540,409
Ending balance, value at Dec. 31, 2023		$ 7	[1]	17,326,497	(14,368,380)	2,958,124
Ending balance, shares at Dec. 31, 2023	[1]	684,680
Common stock issued for cash			[1]	1,722,857		1,722,857
Common stock issued for cash, shares	[1]	34,963
Restricted stock awards vested			[1]	58,000		58,000
Restricted stock awards vested, shares	[1]	1,323
Compensation for vested stock options			[1]	2,461,404		2,461,404
Net loss			[1]		(4,163,584)	(4,163,584)
Ending balance, value at Mar. 31, 2024		$ 7	[1]	21,568,758	(18,531,964)	3,036,801
Ending balance, shares at Mar. 31, 2024	[1]	720,966
Beginning balance, value at Dec. 31, 2023		$ 205		17,326,299	(14,368,380)	2,958,124
Beginning balance, shares at Dec. 31, 2023		20,540,409
Common stock and warrants issued for cash		$ 253		12,546,696		12,546,949
Common stock and warrants issued for cash, shares		25,319,850
Beginning balance, value at Dec. 31, 2023		$ 7	[1]	17,326,497	(14,368,380)	2,958,124
Beginning balance, shares at Dec. 31, 2023	[1]	684,680
Placement agent fee				(155,000)		(155,000)
Restricted stock awards vested		$ 1		75,999		76,000
Restricted stock awards vested, shares		83,780
Compensation for vested stock options				2,515,168		2,515,168
Net loss					(8,383,453)	(8,383,453)
Ending balance, value at Dec. 31, 2024		$ 459		32,309,162	(22,751,833)	9,557,788
Ending balance, shares at Dec. 31, 2024		45,944,039
Ending balance, value at Dec. 31, 2024		$ 15	[1]	32,309,606	(22,751,833)	9,557,788
Ending balance, shares at Dec. 31, 2024	[1]	1,531,468
Beginning balance, value at Mar. 31, 2024		$ 7	[1]	21,568,758	(18,531,964)	3,036,801
Beginning balance, shares at Mar. 31, 2024	[1]	720,966
Common stock issued for cash		$ 1	[1]	1,298,698		1,298,699
Common stock issued for cash, shares	[1]	55,822
Restricted stock awards vested			[1]	6,000		6,000
Restricted stock awards vested, shares	[1]	315
Compensation for vested stock options			[1]	20,731		20,731
Net loss			[1]		(1,287,995)	(1,287,995)
Ending balance, value at Jun. 30, 2024		$ 8	[1]	22,894,187	(19,819,959)	3,074,236
Ending balance, shares at Jun. 30, 2024	[1]	777,103
Beginning balance, value at Dec. 31, 2024		$ 15	[1]	32,309,606	(22,751,833)	9,557,788
Beginning balance, shares at Dec. 31, 2024	[1]	1,531,468
Common stock issued for cash		$ 2	[1]	3,423,782		3,423,784
Common stock issued for cash, shares	[1]	206,713
Restricted stock awards vested			[1]	6,000		6,000
Restricted stock awards vested, shares	[1]	502
Compensation for vested stock options			[1]	24,612		24,612
Net loss			[1]		(1,635,064)	(1,635,064)
Ending balance, value at Mar. 31, 2025		$ 17	[1]	35,764,000	(24,386,897)	11,377,120
Ending balance, shares at Mar. 31, 2025	[1]	1,738,683
Restricted stock awards vested			[1]	6,000		6,000
Restricted stock awards vested, shares	[1]	1,559
Compensation for vested stock options			[1]	24,778		24,778
Fractional shares adjustment			[1]
Fractional shares adjustment, shares	[1]	27
Net loss			[1]		(1,683,199)	(1,683,199)
Ending balance, value at Jun. 30, 2025		$ 17	[1]	$ 35,794,778	$ (26,070,096)	$ 9,724,699
Ending balance, shares at Jun. 30, 2025	[1]	1,740,269

[1]	Retroactively restated for thirty-for-one share consolidation on May 12, 2025.